Offsets	Sep. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EvoNexus Group LTD
Form or Filing Type	F-1
File Number	333-290099
Initial Filing Date	Sep. 08, 2025
Fee Offset Claimed	$ 1,805.83
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,200,000.00
Termination / Withdrawal Statement	The Registrant's Registration Statement on Form F-1 (File No. 333-290099) was initially filed on September 8, 2025 and was declared effective on December 1, 2025. There were no sales of the Registrant's securities under such Registration Statement and the Registrant requested the SEC's consent to the withdrawal of such Registration Statement on January 13, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EvoNexus Group LTD
Form or Filing Type	F-1
File Number	333-290099
Filing Date	Sep. 08, 2025
Fee Paid with Fee Offset Source	$ 1,805.83